Statements of Changes in Shareholders’ Equity (Deficiency) - USD ($) $ in Thousands		Redeemable convertible preferred shares	Ordinary Shares Amount		Share capital	Additional paid-in capital	Treasury stock	Comprehensive income	Retained earnings	Total
Balance at Dec. 31, 2018			$ 119,818,040	[1]		$ 12,563	$ (23,898)	$ 209	$ 80,343	$ 69,217
Balance (in Shares) at Dec. 31, 2018
Effect of adoption of revenue recognition standard (in Shares)	[1]
Balance after the adoption of revenue recognition standard as of January 1, 2019			119,818,040	[1]	[2]	12,563	(23,898)	209	84,143	73,017
Net income (loss)				[1]					(1,876)	(1,876)
Foreign currency translation adjustments				[1]				(25)		(25)
Unrealized gain on hedging transactions, net				[1]				620		620
Stock based compensation				[1]		12,759				12,759
Exercise of shares option and vested RSUs			3,664,884	[1]	[2]	141				141
Issuance of redeemable convertible preferred shares		$ 101,205		[1]
Issuance of redeemable convertible preferred shares (in Shares)		39,779,261
Dividend paid				[1]					(25,000)	(25,000)
Repurchase of ordinary shares			(283,045)	[1]	[2]		(808)			(808)
Cancellation of ordinary shares				[1]	[2]		24,706		(24,706)
Balance at Dec. 31, 2019		$ 101,205	123,199,879	[1]	[2]	25,463		804	32,561	58,828
Balance (in Shares) at Dec. 31, 2019		39,779,261
Effect of adoption of revenue recognition standard	[1]				[2]				3,800	3,800
Net income (loss)				[1]					5,781	5,781
Foreign currency translation adjustments				[1]				(695)		(695)
Unrealized gain on hedging transactions, net				[1]				1,212		1,212
Stock based compensation				[1]		7,271				7,271
Exercise of shares option and vested RSUs			1,513,404	[1]	[2]	1,492				1,492
Dividend paid									(10,000)	(10,000)
Repurchase of ordinary shares			(41,776)	[1]	[2]		(85)			(85)
Balance at Dec. 31, 2020		$ 101,205	124,671,507	[1]	[2]	34,226	(85)	1,321	28,342	63,804
Balance (in Shares) at Dec. 31, 2020		39,779,261
Net income (loss)				[1]					71,396	71,396
Foreign currency translation adjustments				[1]				995		995
Unrealized gain on hedging transactions, net				[1]				(944)		(944)
Stock based compensation				[1]		6,480				6,480
Exercise of shares option and vested RSUs			2,804,827	[1]	[2]	2,305				2,305
Dividend paid				[1]		(78,700)			(21,300)	(100,000)
Recapitalization transaction with TWC			20,424,699	[1]		(213,722)				(213,722)
Issuance costs				[1]		(4,866)				(4,866)
Conversion of preferred shares		$ (101,205)	39,779,261	[1]		101,205				101,205
Conversion of preferred shares (in Shares)		(39,779,261)
Balance at Dec. 31, 2021			$ 187,680,294	[1]		$ (153,072)	$ (85)	$ 1,372	$ 78,438	$ (73,347)
Balance (in Shares) at Dec. 31, 2021

[1]	Prior period results have been retroactively adjusted to reflect the 1:1.0422 reverse stock split effected on August 30, 2021. See also Note 12, Shareholders’ Equity, for details.
[2]	Less than US$ 1.